Note 8 - Other Assets (Details) - Components of Other Assets (Parentheticals) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Components of Other Assets [Abstract]
Financing fееs, accumulatеd amortization	$ 3,329	$ 5,359